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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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                     ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21734

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                     PIMCO Global StocksPlus & Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

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                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2016 to June 30, 2017

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21734
Reporting Period: 07/01/2016 - 06/30/2017
PIMCO Global StocksPLUS & Income Fund









==================== PIMCO Global StocksPLUS & Income Fund =====================


MORGAN STANLEY ABS CAP I INC  TR 2007-HE6

Ticker:                      Security ID:  61755CAA0
Meeting Date: SEP 16, 2016   Meeting Type: Written Consent
Record Date:  AUG 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Economic Terms Of The Settlement.   None      Did Not Vote Management
      Select "For" To Accept The Settlement
      And "Against"  To Reject The Settlement


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28048
Meeting Date: JUL 15, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Conversion of Debentures into   For       Did Not Vote Management
      Company Share with Exemption of
      Conditions under Clause 4.21.2.9 of
      the Issuance Contract
2     Absorption of Oleo e Gas Participacoes  For       Did Not Vote Management
      S.A.


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: JUL 15, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Conversion of Debentures into   For       Did Not Vote Management
      Company Share with Exemption of
      Conditions under Clause 4.21.2.9 of
      the Issuance Contract
2     Absorption of Oleo e Gas Participacoes  For       Did Not Vote Management
      S.A.


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: SEP 09, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: SEP 09, 2016   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Conversion of Debentures into   For       Did Not Vote Management
      Company Share with Exemption of
      Conditions under Clause 4.21.2.9 of
      the Issuance Contract
2     Absorption of Oleo e Gas Participacoes  For       Did Not Vote Management
      S.A.


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28048
Meeting Date: JAN 31, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: JAN 31, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28048
Meeting Date: JAN 31, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Conversion of Debentures into   For       Did Not Vote Management
      Company Share with Exemption of
      Conditions under Clause 4.21.2.9 of
      the Issuance Contract
2     Absorption of Oleo e Gas Participacoes  For       Did Not Vote Management
      S.A.


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: JAN 31, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Conversion of Debentures into   For       Did Not Vote Management
      Company Share with Exemption of
      Conditions under Clause 4.21.2.9 of
      the Issuance Contract
2     Absorption of Oleo e Gas Participacoes  For       Did Not Vote Management
      S.A.


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28048
Meeting Date: MAR 08, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Adherence to the Term       For       Did Not Vote Management
      Sheet Between the Company and
      Creditors Released on Jan 10, 2017


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: MAR 08, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Adherence to the Term       For       Did Not Vote Management
      Sheet Between the Company and
      Creditors Released on Jan 10, 2017


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28048
Meeting Date: MAY 31, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015


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OGX PETROLEO E GAS SA

Ticker:       OXPRY-US       Security ID:  ADPV28049
Meeting Date: MAY 31, 2017   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extension of the Deadline of    For       Did Not Vote Management
      the Private Instrument For Negative
      Covenant Signed on May 14, 2015

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus & Income Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2017